Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BranchOut Food Inc.
Entity Central Index Key	0001962481
Entity Tax Identification Number	87-3980472
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	205 SE Davis Ave.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Bend
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97702
City Area Code	(844)
Local Phone Number	263-6637
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	205 SE Davis Ave.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Bend
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97702
City Area Code	(844)
Local Phone Number	263-6637
Contact Personnel Name	Eric Healy